UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Item 1.	Schedule of Investments

Schedule of Investments	AIG Money Market Fund
July 31, 2013 (Unaudited)

Face Amount (000)		Value (000)
Commercial Paper (A) (40.5%)
	Air Products & Chemicals
$25,000	0.090%, 08/16/13 (B)	$24,999
	Baker Hughes
10,000	0.080%, 08/02/13 (B)	10,000
1,144	0.070%, 08/02/13 (B)	1,144
19,000	0.100%, 08/05/13 (B)	19,000
	Canadian Imperial Holdings
25,000	0.050%, 08/01/13	25,000
	Cargill Global Funding
20,000	0.060%, 08/02/13 (B)	20,000
	Commonwealth Bank of Australia
10,000	0.080%, 08/16/13 (B)	10,000
25,000	0.160%, 09/03/13 (B)	24,996
	DBS Bank
1,000	0.110%, 08/08/13 (B)	1,000
	Emerson Electric
1,250	0.070%, 08/29/13 (B)	1,250
	Illinois Tool Works
9,000	0.080%, 08/05/13 (B)	9,000
26,000	0.070%, 08/08/13 (B)	26,000
	John Deere Bank
15,000	0.080%, 08/23/13 (B)	14,999
	John Deere Financial
20,000	0.080%, 08/14/13 (B)	19,999
	Lloyds TSB Bank
50,000	0.070%, 08/01/13	50,000
	National Australia Funding Delaware
20,000	0.100%, 08/07/13 (B)	20,000
25,000	0.170%, 08/19/13 (B)	24,998
	Novartis Finance
20,000	0.060%, 08/01/13 (B)	20,000
20,000	0.050%, 08/02/13 (B)	20,000
	Philip Morris International
14,465	0.090%, 08/20/13 (B)	14,464
	Procter & Gamble
10,000	0.100%, 08/20/13 (B)	9,999
	UOB Funding
30,000	0.090%, 08/13/13	29,999
760	0.120%, 08/16/13	760

Face Amount (000)		Value (000)
Commercial Paper — continued
	US Bank
$50,000	0.150%, 08/07/13	$50,000
	Wal-Mart Stores
14,455	0.100%, 08/26/13 (B)	14,454
	Wells Fargo
25,000	0.130%, 08/20/13	24,998
	Westpac Securities NZ
15,000	0.185%, 08/01/13 (B)	15,000
15,000	0.180%, 08/08/13 (B)	15,000
10,000	0.100%, 08/08/13 (B)	10,000
	Total Commercial Paper (Cost $527,059)	527,059
Time Deposits (21.5%)
	Australia & New Zealand Bank
60,000	0.100%, 08/01/13	60,000
	DnB Bank
60,000	0.080%, 08/01/13	60,000
	Nordea Bank
50,000	0.070%, 08/01/13	50,000
	Skandinav Esnkilda Bank
60,000	0.090%, 08/01/13	60,000
	Svenska Handelsbanken
49,120	0.050%, 08/01/13	49,120
	Total Time Deposits (Cost $279,120)	279,120
Certificates of Deposit (20.7%)
	Bank of Montreal
25,000	0.130%, 08/02/13	25,000
	Bank of Nova Scotia
25,000	0.150%, 08/20/13	25,000
	Bank of Tokyo-Mitsubishi
20,000	0.130%, 08/05/13	20,000
25,000	0.170%, 09/26/13	25,000
	Mizuho Bank
25,000	0.230%, 09/03/13	25,000
	Sumitomo Mitsui Banking
25,000	0.100%, 08/01/13	25,000
25,000	0.190%, 08/02/13	25,000

Schedule of Investments	AIG Money Market Fund
July 31, 2013 (Unaudited)

Face Amount (000)		Value (000)
Certificates of Deposit — continued
	Swedbank
$25,000	0.090%, 08/06/13	$25,000
25,000	0.090%, 08/07/13	25,000
	Toronto-Dominion Bank
15,000	0.120%, 08/01/13	15,000
20,000	0.100%, 08/05/13	20,000
15,000	0.120%, 08/23/13	15,000
	Total Certificates of Deposit (Cost $270,000)	270,000
Repurchase Agreements (C) (17.3%)
200,000	Deutsche Bank Securities 0.090%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $200,000,500 (collateralized by various FCSB/FHLB/FHLMC/FNMA and Tennessee Valley Authority Obligations ranging in par value $3,000- $13,000,000, 0.000%-7.250%, 08/20/13- 09/15/60, with a total market value of $204,002,406)	200,000
25,000	Barclays Capital 0.070%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $25,000,049 (collateralized by a U.S. Treasury Bond par value $21,782,500, 4.500%, 05/15/38, with a total market value of $25,500,027)	25,000
	Total Repurchase Agreements (Cost $225,000)	225,000
	Total Investments (100.0%) (Cost $1,301,179)†	$1,301,179

Percentages are based on net assets of $1,301,112 (000).

(A)	Discount notes. The rate reported is the effective yield at the time of purchase.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On July 31, 2013, the value of these liquid securities amounted to $346,302 (000) representing 26.6% of the net assets of the Fund.
(C)	Tri-Party Repurchase Agreements.

FCSB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of July 31, 2013, all of the Fund’s investments in securities were Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the quarter ended July 31, 2013, there were no level 3 securities. For the quarter ended July 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

AIG-QH-001-2000

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2013